UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	9-30-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McDonald Capital Investors, Inc.
Address:	One Maritime Plaza, Suite 1300
		San Francisco, CA  94111

Form 13F File Number:	28-6004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew J. McDonald
Title:	President
Phone:	415-981-5401

Signature, Place and Date of Signing:

	Andrew J. McDonald		San Francisco, CA			10-27-99
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		214,352


List of Other Included Managers:

NONE


NAME OF ISSUER				TITLE OF	CUSIP		VALUE		SHARES	INV	OTH.	VOTING
						CLASS				(x$1000)				DISC	MGRS	AUTH

ALZA						COM		022615108		1,070		25,000	SOLE		SOLE
AMERICAN GENERAL			COM		026351106		7,147		113,000	SOLE		SOLE
BANDAG INC.				CLA		059815308		1,199		47,500	SOLE		SOLE
CBS CORPORATION				COM		12490K107		12,705		274,692	SOLE		SOLE
CAMPBELL SOUP CORP			COM		134429109		2,649		67,700	SOLE		SOLE
CARDINAL HEALTH INC.			COM		14149Y108		10,069		184,750	SOLE		SOLE
CHEVRON CORP				COM		166751107		213			2,400	SOLE		SOLE
CK WITCO CORP				COM		12562C108		12,358		830,786	SOLE		SOLE
CLOROX CO. DEL.				COM		189054109		11,387		297,700	SOLE		SOLE
CORPORATE EXPRESS			COM		219888104		283			30,100	SOLE		SOLE
DIATIDE INC.				COM		252842109		117			12,600	SOLE		SOLE
EXXON					COM		302290101		598			7,868	SOLE		SOLE
FEDERAL HOME LOAN MORT		COM		313400301		22,587		434,360	SOLE		SOLE
FEDERAL NATIONAL MORT		COM		313586109		351			5,600	SOLE		SOLE
GARTNER GROUP				CLA		366651107		3,552		222,000	SOLE		SOLE
GENERAL SURGICAL			COM		371013103		101			14,500	SOLE		SOLE
IMALL INC.					COM		45244X306		605			32,400	SOLE		SOLE
INTERNAT'L NETWORK SERV		COM		460053101		544			10,000	SOLE		SOLE
JOHN NUVEEN CO.				CLA		478035108		5,316		142,000	SOLE		SOLE
KING WORLD PRODUCTIONS		COM		495667107		2,768		73,800	SOLE		SOLE
LITCHFIELD FINANCIAL			COM		536619109		380			15,800	SOLE		SOLE
LIZ CLAIBORNE INC.			COM		539320101		11,803		380,750	SOLE		SOLE
MCDONALDS CORP.				COM		580135101		4,751		109,850	SOLE		SOLE
MCKESSON HBO CORP			COM		58155Q103		4,385		151,200	SOLE		SOLE
PERIPHONICS CORP			COM		714005105		383			12,200	SOLE		SOLE
PROGRESSIVE CORP.			COM		743315103		7,041		86,200	SOLE		SOLE
SEALED AIR CORP.			COM		81211K100		22,113		430,950	SOLE		SOLE
SEALED AIR PREFERRED A		PFDCV	81211K209		9,587		188,900	SOLE		SOLE
STRYKER CORP.				COM		863667101		9,228		180,500	SOLE		SOLE
UNITRODE					COM		913283107		420			10,000	SOLE		SOLE
WELLS FARGO & CO.			COM		949746101		27,757		700,480	SOLE		SOLE
WORLD COLOR PRESS			COM		981443104		458			12,300	SOLE		SOLE
HEALTH CARE PROPERTIES		SUBDEB	004708431		243			250,000	SOLE		SOLE
6% DUE 00
OLSTEN CORP.				SUBDEB	74763LAA3		1,842		2,000,000	SOLE		SOLE
4.75% DUE 00
LAM RESEARCH 				SUBDEB	512807AB4		1,638		1,650,000	SOLE		SOLE
5% DUE 02
LAM RESEARCH 				SUBDEB	512807AC2		15,679		15,797,000	SOLE		SOLE
5% DUE 02
VLSI TECHNOLOGY				SUBDEB	918270AB5		1,025		1,000,000	SOLE		SOLE
8.25% DUE 10/01/05
